CONSOLIDATED STATEMENTS OF INCOME ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨) ₨ / shares	Mar. 31, 2026 USD ($) $ / shares	Mar. 31, 2025 INR (₨) ₨ / shares	Mar. 31, 2024 INR (₨) ₨ / shares
Interest and dividend revenue:
Loans	₨ 2,544,315.4	$ 27,116.2	₨ 2,506,518.7	₨ 2,194,525.5
Trading securities	19,660.0	209.5	11,417.5	3,563.1
Available for sale debt securities	712,057.3	7,588.8	625,200.6	516,550.0
Other	84,232.3	897.7	84,825.8	67,287.6
Total interest and dividend revenue	3,360,265.0	35,812.2	3,227,962.6	2,781,926.2
Interest expense:
Deposits	1,383,241.5	14,742.0	1,254,947.4	997,405.6
Short-term borrowings	93,075.7	992.0	94,148.6	100,181.0
Long-term debt	375,036.8	3,997.0	471,570.2	432,520.3
Other	9,141.5	97.4	2,810.8	3,815.9
Total interest expense	1,860,495.5	19,828.4	1,823,477.0	1,533,922.8
Net interest revenue	1,499,769.5	15,983.8	1,404,485.6	1,248,003.4
Provision for credit losses	168,272.2	1,793.4	181,380.1	133,063.1
Net interest revenue after provision for credit losses	1,331,497.3	14,190.4	1,223,105.5	1,114,940.3
Non-interest revenue, net:
Fees and commissions	356,569.1	3,800.2	324,086.5	280,965.9
Trading securities gain (net)	18,461.2	196.8	43,407.7	41,595.0
Realized gain/(loss) on sales of available for sale debt securities, net	50,331.9	536.4	6,825.0	826.7
Allowance on available for sale debt securities	0.0	0.0	0.0	70.9
Foreign exchange transactions gain/(loss)	(4,089.6)	(43.6)	38,419.8	15,521.2
Derivatives gain net	14,113.2	150.4	37,644.2	18,558.5
Premium and other operating income from the insurance business	545,990.4	5,818.9	498,265.2	381,879.5
Other, net	14,471.8	154.2	18,374.2	(486.8)
Total non-interest revenue, net	995,848.0	10,613.3	967,022.6	738,930.9
Total revenue, net	2,327,345.3	24,803.7	2,190,128.1	1,853,871.2
Non-interest expense:
Salaries and staff benefits	318,594.7	3,395.4	299,251.7	288,776.0
Premises and equipment	91,055.3	970.4	77,733.6	65,131.5
Depreciation and amortization	41,150.7	438.6	37,784.1	31,147.3
Administrative and other	310,095.8	3,304.9	292,757.7	281,020.8
Amortization of intangible assets	20,681.6	220.4	25,237.2	21,201.0
Claims and benefits paid pertaining to insurance business	569,949.7	6,074.3	532,867.1	381,965.8
Total non-interest expense	1,351,527.8	14,404.0	1,265,631.4	1,069,242.4
(Surplus) in P&L transferred to undistributed policyholders earnings account	(36,789.6)	(392.1)	(62,950.5)	(79,169.8)
Income before income tax expense	939,027.9	10,007.6	861,546.2	705,459.0
Income tax expense	211,931.5	2,258.7	175,014.9	77,827.1
Net income before noncontrolling interest	727,096.4	7,748.9	686,531.3	627,631.9
Less: Net income attributable to shareholders of noncontrolling interest	22,303.0	237.7	13,023.0	4,975.3
Net income attributable to shareholders of HDFC Bank Limited	₨ 704,793.4	$ 7,511.2	₨ 673,508.3	₨ 622,656.6
Per share information: (see note: 31)
Earnings per equity share—basic | (per share)	₨ 45.89	$ 0.49	₨ 45.01	₨ 44.33
Earnings per equity share—diluted | (per share)	45.75	0.48	44.82	44.16
Per ADS information (where 1 ADS represents 3 shares): (see note: 31)
Earnings per ADS—basic | (per share)	137.67	1.47	135.02	132.99
Earnings per ADS—diluted | (per share)	137.25	1.44	134.45	132.46
Dividends declared per equity share | (per share)	₨ 15.5	$ 0.17	₨ 11	₨ 9.75